Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents (note 4)	$ 14,512,198	$ 21,296,169
Short-term investments (note 4)	4,916,421	0
Receivables	424,522	309,079
Prepaid expenses	955,121	1,140,253
Total current assets	20,808,262	22,745,501
Long term investments (note 5)	0	5,564,502
Equipment (note 6)	754,846	766,309
Mineral property interests (note 7)	52,678,763	51,977,982
Other assets	249,489	185,287
Equity investment - joint venture (notes 5 and 7)	98,450	119,517
Total assets	74,589,810	81,359,098
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,804,126	1,477,300
Loans payable to Oyu Tolgoi LLC (note 11)	4,327,878	1,783,692
Deferred income tax liabilities (note 11)	9,392,614	14,374,498
Total liabilities	15,524,618	17,635,490
Stockholders' equity
Common stock, no par value, unlimited number authorized, (note 9) 127,016,788 (December 31, 2010 - 114,354,925) issued and outstanding	165,574,192	149,791,943
Additional paid-in capital	17,420,307	16,871,401
Accumulated other comprehensive income (note 13)	1,901,351	5,750,714
Accumulated deficit during the exploration stage	(125,830,658)	(108,690,450)
Total stockholders' equity	59,065,192	63,723,608
Total liabilities and stockholders' equity	$ 74,589,810	$ 81,359,098